Shareholder Report, Average Annual Return (Details)	12 Months Ended		17 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000243995
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AHLT
C000247981
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MGNR
Without Sales Load [Member] | C000243995
Average Annual Return [Line Items]
Average Annual Return, Percent	10.35%		3.88%
Without Sales Load [Member] | C000247981
Average Annual Return [Line Items]
Average Annual Return, Percent		26.72%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	26.38%		24.46%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent		23.88%
AMERICAN BEACON INDEX: S&P Global Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index
Average Annual Return, Percent		3.17%